CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Current assets [abstract]
Cash and cash equivalents	$ 1,565,117	$ 823,223
Inventory	505,212	566,226
Trade and other receivables	1,384,762	1,261,700
Total current assets	3,455,091	2,651,149
Non-current assets [abstract]
Property, plant and equipment	460,876	590,795
Right-of-use assets	339,568	359,057
Intangible assets	1,034,440	1,042,880
Derivative assets - non-current		2,660,568
Other non-current assets	105,480	37,374
Total non-current assets	1,940,364	4,690,674
Total assets	5,395,455	7,341,823
Current liabilities
Trade and other payables	20,665,065	19,884,517
Loans and borrowings - current	5,734,282	3,713,717
Lease liabilities - current	78,125	99,961
Derivative liabilities - current	407,480
Total current liabilities	26,884,952	23,698,195
Non-current liabilities
Loans and borrowings - non-current	319,200	1,022,866
Lease liabilities - non-current	285,593	296,773
Derivative liabilities - non-current	242,653	603,028
Other non-current liabilities	179,462	158,578
Total non-current liabilities	1,026,908	2,081,245
Total liabilities	27,911,860	25,779,440
Equity
Share capital	9,853	5,790
Share premium	127,410,994	120,966,057
Merger reserve	12,838,970	12,838,970
Share option reserve	76,321,588	77,315,847
Foreign currency translation reserve	(788,675)	(263,227)
Equity accounted warrants		345,218
Accumulated deficit	(238,309,135)	(229,646,272)
Total equity	(22,516,405)	(18,437,617)
Total equity and liabilities	$ 5,395,455	$ 7,341,823